Segment information - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Total income	₨ 54,491	₨ 53,303	₨ 47,902
Percentage of entity revenue	10.00%
Four Major Customers [Member]
Disclosure of operating segments [line items]
Total income	₨ 23,175	23,312	19,970
Four Major Customers [Member] | Wind Power [Member]
Disclosure of operating segments [line items]
Total income	14,676	15,982	13,770
Four Major Customers [Member] | Solar Power [Member]
Disclosure of operating segments [line items]
Total income	₨ 8,499	₨ 7,330	₨ 6,200